ACQUISTITIONS AND INVESTMENTS - Tonogold Resources Inc Narrative (Details)							1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 03, 2021 USD ($)	Oct. 02, 2020 USD ($)	Sep. 08, 2020 USD ($)	May 22, 2020 day $ / shares	Mar. 20, 2020 USD ($)	Nov. 18, 2019	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) agreement $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 25, 2022 $ / shares
Business Acquisition [Line Items]
Cash										$ 0	$ 240,000
Investments in equity securities								$ 1,107,742		$ 925,819	3,979,723
Closing stock price (in usd per share) | $ / shares								$ 1.67		$ 1.29		$ 1.46
Number of counterparty agreements | agreement										2
Tonogold note receivable amendment fee income								$ 14,652	$ 262,500	$ 362,500	0
Net gain on sale										$ 0	18,275,846
Decrease in noncontrolling interest											$ 20,813,761
Common stock, shares issued (in shares) | shares								67,707,832		71,207,832	34,980,766
Issuance of convertible preferred stock										$ 0	$ 0
Proceeds from the issuance of common stock								$ 0	18,020,000	$ 27,399,999	$ 4,197,622
Common stock, shares outstanding (in shares) | shares								67,707,832		71,207,832	34,980,766
Change in estimated fair value of contingent forward asset										$ 0	$ 765,880
Initial value of contingent forward											1,232,952
Additional
Business Acquisition [Line Items]
Decrease in noncontrolling interest											20,499,141
Initial value of contingent forward											1,232,952
Non-Controlling
Business Acquisition [Line Items]
Decrease in noncontrolling interest											313,854
Tonogold Agreement
Business Acquisition [Line Items]
Expense reimbursements								$ 25,150	$ 21,050	2,800,000	2,600,000
Comstock Mining LLC
Business Acquisition [Line Items]
Payment of accelerated capital contribution										812,500
Note receivable, additional principal							$ 1,000,000
Tonogold note receivable amendment fee income	$ 262,500						100,000			362,500
Tonogold note receivable, fair value	$ 5,550,000						$ 6,650,000
Comstock Mining LLC | Additional
Business Acquisition [Line Items]
Decrease in noncontrolling interest											20,499,141
Comstock Mining LLC | Non-Controlling
Business Acquisition [Line Items]
Decrease in noncontrolling interest											313,854
Tonogold Resources, Inc.
Business Acquisition [Line Items]
Cash			$ 7,065,000
Tonogold note receivable			6,141,497							7,255,000	$ 5,498,500
Investments in equity securities			$ 7,607,263
Closing stock price (in usd per share) | $ / shares				$ 0.18							$ 0.18
Threshold percentage of stock price trigger				85.00%
Threshold consecutive trading days | day				20
Weighted average conversion price percentage		120.00%		12000.00%
Ownership percentage			100.00%
Tonogold note receivable, fair value										$ 0	$ 5,498,500
Consideration received			$ 18,814,928
Net gain on sale			$ 18,275,846								18,300,000
Gain (loss) on change in fair value of CPS											(2,544,000)
Convertible preferred stock exchanged, amount											$ 3,900,000
Common stock, shares issued (in shares) | shares											21,800,000
Issuance of convertible preferred stock		$ 2,200,000
Preferred stock redemption price		$ 2,600,000
Number of shares issued in transaction (in shares) | shares										4,300,000	5,300,000
Sale of stock, price per share (in dollars per share) | $ / shares										$ 0.1865	$ 0.3957
Proceeds from the issuance of common stock										$ 798,313	$ 2,944,929
Tonogold note receivable, face value										0	4,475,000
Change in estimated fair value of contingent forward asset										765,880	800,000
Initial value of contingent forward					$ 1,232,952
Tonogold Resources, Inc. | Fair Value, Measurements, Recurring
Business Acquisition [Line Items]
Tonogold note receivable										7,255,000	5,498,500
Tonogold Resources, Inc. | Convertible Debt
Business Acquisition [Line Items]
Principal amount					$ 5,475,000					6,650,000	4,475,000
Change in estimated fair value of contingent forward asset										418,500	(642,997)
Tonogold Resources, Inc. | Common Stock
Business Acquisition [Line Items]
Investments in equity securities								$ 1,100,293		$ 910,558	$ 3,939,558
Closing stock price (in usd per share) | $ / shares								$ 0.15		$ 0.11	$ 0.30
Gain (loss) on change in fair value of CPS								$ 415,205		$ (2,286,867)
Common stock, shares outstanding (in shares) | shares								7,419,375		8,671,985	13,131,860
Change in estimated fair value of contingent forward asset										$ (891,039)	$ 1,636,468
Tonogold Resources, Inc. | Common Stock | Fair Value, Measurements, Recurring
Business Acquisition [Line Items]
Investments in equity securities								$ 1,100,293		$ 910,558	$ 3,939,558
Tonogold Resources, Inc. | Comstock Mining LLC
Business Acquisition [Line Items]
Membership interest			100.00%		50.00%	50.00%
Interest rate			12.00%